COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Future Minimum Lease Payments for Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 1,877
2014	4,164
2015	3,243
2016	2,813
2017 and thereafter	2,984
Future minimum lease payments, total	15,081
Facilities [Member]
Operating Leased Assets [Line Items]
2013	1,518
2014	3,024
2015	2,595
2016	2,450
2017 and thereafter	2,984
Future minimum lease payments, total	12,571
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
2013	359
2014	1,140
2015	648
2016	363
2017 and thereafter
Future minimum lease payments, total	$ 2,510